Collaboration Profit and Loss - Schedule of Collaboration Profit (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Share of VOWST net loss	$ 18,873	$ 0
Profit on transfer of VOWST inventory to Nestle	(23,327)	0
Collaboration (profit)/loss related to pre-launch activities	5,158	1,004
Collaboration (profit) loss sharing - related party	$ 704	$ 1,004